Film Costs (Summary of Film Costs) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Motion picture productions:
Released	¥ 81,755	¥ 80,539
Completed and not released	1,728	5,608
In production and development	78,868	94,197
Television productions:
Released	127,790	120,693
In production and development	1,174	7,707
Broadcasting rights	72,125	65,725
Less: current portion of broadcasting rights included in inventories	(35,795)	(37,541)
Film costs	¥ 327,645	¥ 336,928